Stock-Based Incentive Plans - Summary of Stock Option Activity (Parenthetical) (Detail)		12 Months Ended
	Aug. 11, 2014	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Reverse stock split, description		1-for-5 reverse stock split
Reverse stock split ratio	0.2